INCOME TAXES - Differences in Tax Rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Composite income tax rate	27.00%	27.00%	27.00%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	(19.00%)	(31.00%)	(12.00%)
International operations subject to different tax rates	(3.00%)	(14.00%)	0.00%
Taxable income attributable to non-controlling interests	10.00%	(7.00%)	(20.00%)
Recognition of deferred tax assets	(1.00%)	(64.00%)	(9.00%)
Non-recognition of the benefit of current year’s tax losses	50.00%	21.00%	3.00%
Change in tax rates and imposition of new legislation	(9.00%)	0.00%	0.00%
Non-deductible expenses and other	(34.00%)	18.00%	10.00%
Effective income tax rate	21.00%	(50.00%)	(1.00%)